Segments - Schedule of revenue by major customers by reporting segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues	$ 3,465	$ 2,951
Americas [Member]
Segment Reporting Information [Line Items]
Revenues	1,590	1,316
APAC [Member]
Segment Reporting Information [Line Items]
Revenues	68	60
EMEA [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,807	$ 1,575